RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16-RELATED PARTY TRANSACTIONS

Tonghao Cayman acquired an additional 9,200,000 Ordinary Shares from the Company’s former shareholders became the largest shareholder of the Company. Tongding Interconnection Information Co., Ltd. (“TDI”) is the parent company of the Tonghao Cayman. The Company had sales transactions with TDI in the amount of $13,000 and $49,000 in 2020 and 2019, respectively.